Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and/or guarantees provided to key management personnel	€ 0
Payment received from parents majority shareholder	€ 2,500,000
Description of related party transactions, arm's length basis	All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within three months of the reporting date.
Guarantees given, related party transactions	€ 0
Guarantees received, related party transactions	0
Proceeds from borrowings	0	€ 0	€ 0
Repayments of borrowings	€ 0	€ 0	€ 0
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation (TTF) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of ownership interest in subsidiary	20.00%
Natuzzi Uk Retail Limited [Member] | Reflex marketing [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of voting rights held by minority shareholders	30.00%